Equity Plans (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 14, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 16.0	$ 11.5	$ 10.1
Employer matching contribution, percent	6.00%
Crestwood LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units to satisfy employee tax withholding obligations	57,508	26,095
Crestwood LTIP | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized	$ 14.9	$ 16.5
Shares reserved for future issuance				5,019,893
Crestwood Midstream Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio	2.75
Compensation expense	$ 8.1	$ 11.2
Common units to satisfy employee tax withholding obligations	139,331
Employee Unit Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum annual contributions per employee, percent	10.00%
Employer matching contribution, percent	10.00%
Maximum purchasable units	200,000